Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Matthews International Funds
Entity Central Index Key	0000923184
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000002785 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Fund
Class Name	Investor Class
Trading Symbol	MAPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.22%*
*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 889,112,912
Holdings Count | Holding	66
Investment Company Portfolio Turnover	70.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$889,112,912
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	70.1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.8%
Samsung Electronics Co., Ltd.	11.1%
SK Hynix, Inc.	4.6%
SK Square Co., Ltd.	3.7%
DBS Group Holdings, Ltd.	2.9%
MediaTek, Inc.	2.7%
NAURA Technology Group Co., Ltd.	2.6%
Elite Material Co., Ltd.	2.4%
Tencent Holdings, Ltd.	2.4%
Delta Electronics, Inc.	2.3%
TOTAL	47.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.8%
Samsung Electronics Co., Ltd.	11.1%
SK Hynix, Inc.	4.6%
SK Square Co., Ltd.	3.7%
DBS Group Holdings, Ltd.	2.9%
MediaTek, Inc.	2.7%
NAURA Technology Group Co., Ltd.	2.6%
Elite Material Co., Ltd.	2.4%
Tencent Holdings, Ltd.	2.4%
Delta Electronics, Inc.	2.3%
TOTAL	47.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093221 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Fund
Class Name	Institutional Class
Trading Symbol	MIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.11%*
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.11%	[2]
Net Assets	$ 889,112,912
Holdings Count | Holding	66
Investment Company Portfolio Turnover	70.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$889,112,912
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	70.1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.8%
Samsung Electronics Co., Ltd.	11.1%
SK Hynix, Inc.	4.6%
SK Square Co., Ltd.	3.7%
DBS Group Holdings, Ltd.	2.9%
MediaTek, Inc.	2.7%
NAURA Technology Group Co., Ltd.	2.6%
Elite Material Co., Ltd.	2.4%
Tencent Holdings, Ltd.	2.4%
Delta Electronics, Inc.	2.3%
TOTAL	47.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.8%
Samsung Electronics Co., Ltd.	11.1%
SK Hynix, Inc.	4.6%
SK Square Co., Ltd.	3.7%
DBS Group Holdings, Ltd.	2.9%
MediaTek, Inc.	2.7%
NAURA Technology Group Co., Ltd.	2.6%
Elite Material Co., Ltd.	2.4%
Tencent Holdings, Ltd.	2.4%
Delta Electronics, Inc.	2.3%
TOTAL	47.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093224 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Fund
Class Name	Institutional Class
Trading Symbol	MICFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.12%*
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[3]
Net Assets	$ 397,835,476
Holdings Count | Holding	55
Investment Company Portfolio Turnover	45.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$397,835,476
Total number of portfolio holdings	55
Portfolio turnover rate for the reporting period	45.7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	11.7%
Alibaba Group Holding, Ltd.	5.3%
Jiangsu Zhongtian Technology Co., Ltd.	4.7%
Kingboard Holdings, Ltd.	4.7%
China International Capital Corp., Ltd.	3.2%
Ping An Insurance Group Co. of China, Ltd.	2.9%
Meituan	2.7%
China Merchants Securities Co., Ltd.	2.7%
China Life Insurance Co., Ltd.	2.6%
Montage Technology Co., Ltd.	2.3%
TOTAL	42.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	11.7%
Alibaba Group Holding, Ltd.	5.3%
Jiangsu Zhongtian Technology Co., Ltd.	4.7%
Kingboard Holdings, Ltd.	4.7%
China International Capital Corp., Ltd.	3.2%
Ping An Insurance Group Co. of China, Ltd.	2.9%
Meituan	2.7%
China Merchants Securities Co., Ltd.	2.7%
China Life Insurance Co., Ltd.	2.6%
Montage Technology Co., Ltd.	2.3%
TOTAL	42.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002790 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Fund
Class Name	Investor Class
Trading Symbol	MCHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.24%*
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%	[4]
Net Assets	$ 397,835,476
Holdings Count | Holding	55
Investment Company Portfolio Turnover	45.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$397,835,476
Total number of portfolio holdings	55
Portfolio turnover rate for the reporting period	45.7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	11.7%
Alibaba Group Holding, Ltd.	5.3%
Jiangsu Zhongtian Technology Co., Ltd.	4.7%
Kingboard Holdings, Ltd.	4.7%
China International Capital Corp., Ltd.	3.2%
Ping An Insurance Group Co. of China, Ltd.	2.9%
Meituan	2.7%
China Merchants Securities Co., Ltd.	2.7%
China Life Insurance Co., Ltd.	2.6%
Montage Technology Co., Ltd.	2.3%
TOTAL	42.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	11.7%
Alibaba Group Holding, Ltd.	5.3%
Jiangsu Zhongtian Technology Co., Ltd.	4.7%
Kingboard Holdings, Ltd.	4.7%
China International Capital Corp., Ltd.	3.2%
Ping An Insurance Group Co. of China, Ltd.	2.9%
Meituan	2.7%
China Merchants Securities Co., Ltd.	2.7%
China Life Insurance Co., Ltd.	2.6%
Montage Technology Co., Ltd.	2.3%
TOTAL	42.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002791 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Fund
Class Name	Investor Class
Trading Symbol	MJFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.16%*
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.16%	[5]
Net Assets	$ 751,942,530
Holdings Count | Holding	51
Investment Company Portfolio Turnover	61.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$751,942,530
Total number of portfolio holdings	51
Portfolio turnover rate for the reporting period	61.3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tokyo Electron, Ltd.	6.3%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Advantest Corp.	3.8%
Recruit Holdings Co., Ltd.	3.4%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Kioxia Holdings Corp.	3.2%
Sony Group Corp.	3.0%
Hitachi, Ltd.	3.0%
Shin-Etsu Chemical Co., Ltd.	2.9%
Panasonic Holdings Corp.	2.9%
TOTAL	36.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tokyo Electron, Ltd.	6.3%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Advantest Corp.	3.8%
Recruit Holdings Co., Ltd.	3.4%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Kioxia Holdings Corp.	3.2%
Sony Group Corp.	3.0%
Hitachi, Ltd.	3.0%
Shin-Etsu Chemical Co., Ltd.	2.9%
Panasonic Holdings Corp.	2.9%
TOTAL	36.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093225 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Fund
Class Name	Institutional Class
Trading Symbol	MIJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.09%*
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%	[6]
Net Assets	$ 751,942,530
Holdings Count | Holding	51
Investment Company Portfolio Turnover	61.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$751,942,530
Total number of portfolio holdings	51
Portfolio turnover rate for the reporting period	61.3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tokyo Electron, Ltd.	6.3%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Advantest Corp.	3.8%
Recruit Holdings Co., Ltd.	3.4%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Kioxia Holdings Corp.	3.2%
Sony Group Corp.	3.0%
Hitachi, Ltd.	3.0%
Shin-Etsu Chemical Co., Ltd.	2.9%
Panasonic Holdings Corp.	2.9%
TOTAL	36.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tokyo Electron, Ltd.	6.3%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Advantest Corp.	3.8%
Recruit Holdings Co., Ltd.	3.4%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Kioxia Holdings Corp.	3.2%
Sony Group Corp.	3.0%
Hitachi, Ltd.	3.0%
Shin-Etsu Chemical Co., Ltd.	2.9%
Panasonic Holdings Corp.	2.9%
TOTAL	36.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093226 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Fund
Class Name	Institutional Class
Trading Symbol	MITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	1.24%*
*	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.24%	[7]
Net Assets	$ 514,458,362
Holdings Count | Holding	66
Investment Company Portfolio Turnover	93.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$514,458,362
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	93.2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.5%
Samsung Electro-Mechanics Co., Ltd.	5.4%
SK Hynix, Inc.	4.9%
United Microelectronics Corp.	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
NAURA Technology Group Co., Ltd.	2.8%
MTAR Technologies, Ltd.	2.8%
Unimicron Technology Corp.	2.5%
MediaTek, Inc.	2.5%
WNC Corp.	2.3%
TOTAL	36.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.5%
Samsung Electro-Mechanics Co., Ltd.	5.4%
SK Hynix, Inc.	4.9%
United Microelectronics Corp.	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
NAURA Technology Group Co., Ltd.	2.8%
MTAR Technologies, Ltd.	2.8%
Unimicron Technology Corp.	2.5%
MediaTek, Inc.	2.5%
WNC Corp.	2.3%
TOTAL	36.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002792 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Fund
Class Name	Investor Class
Trading Symbol	MATFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	1.34%*
*	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.34%	[8]
Net Assets	$ 514,458,362
Holdings Count | Holding	66
Investment Company Portfolio Turnover	93.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$514,458,362
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	93.2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.5%
Samsung Electro-Mechanics Co., Ltd.	5.4%
SK Hynix, Inc.	4.9%
United Microelectronics Corp.	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
NAURA Technology Group Co., Ltd.	2.8%
MTAR Technologies, Ltd.	2.8%
Unimicron Technology Corp.	2.5%
MediaTek, Inc.	2.5%
WNC Corp.	2.3%
TOTAL	36.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.5%
Samsung Electro-Mechanics Co., Ltd.	5.4%
SK Hynix, Inc.	4.9%
United Microelectronics Corp.	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
NAURA Technology Group Co., Ltd.	2.8%
MTAR Technologies, Ltd.	2.8%
Unimicron Technology Corp.	2.5%
MediaTek, Inc.	2.5%
WNC Corp.	2.3%
TOTAL	36.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002793 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Growth Fund
Class Name	Investor Class
Trading Symbol	MPACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	1.31%*
*	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.31%	[9]
Net Assets	$ 315,469,728
Holdings Count | Holding	61
Investment Company Portfolio Turnover	86.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$315,469,728
Total number of portfolio holdings	61
Portfolio turnover rate for the reporting period	86.7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	6.5%
Samsung Electro-Mechanics Co., Ltd.	5.5%
SK Hynix, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
MTAR Technologies, Ltd.	2.5%
Unimicron Technology Corp.	2.5%
NAURA Technology Group Co., Ltd.	2.2%
Delta Electronics, Inc.	2.2%
Advanced Micro-Fabrication Equipment, Inc. China	2.1%
Kaori Heat Treatment Co., Ltd.	2.1%
TOTAL	34.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd.	6.5%
Samsung Electro-Mechanics Co., Ltd.	5.5%
SK Hynix, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
MTAR Technologies, Ltd.	2.5%
Unimicron Technology Corp.	2.5%
NAURA Technology Group Co., Ltd.	2.2%
Delta Electronics, Inc.	2.2%
Advanced Micro-Fabrication Equipment, Inc. China	2.1%
Kaori Heat Treatment Co., Ltd.	2.1%
TOTAL	34.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093227 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Growth Fund
Class Name	Institutional Class
Trading Symbol	MIAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	1.21%*
*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.21%	[10]
Net Assets	$ 315,469,728
Holdings Count | Holding	61
Investment Company Portfolio Turnover	86.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$315,469,728
Total number of portfolio holdings	61
Portfolio turnover rate for the reporting period	86.7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	6.5%
Samsung Electro-Mechanics Co., Ltd.	5.5%
SK Hynix, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
MTAR Technologies, Ltd.	2.5%
Unimicron Technology Corp.	2.5%
NAURA Technology Group Co., Ltd.	2.2%
Delta Electronics, Inc.	2.2%
Advanced Micro-Fabrication Equipment, Inc. China	2.1%
Kaori Heat Treatment Co., Ltd.	2.1%
TOTAL	34.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd.	6.5%
Samsung Electro-Mechanics Co., Ltd.	5.5%
SK Hynix, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
MTAR Technologies, Ltd.	2.5%
Unimicron Technology Corp.	2.5%
NAURA Technology Group Co., Ltd.	2.2%
Delta Electronics, Inc.	2.2%
Advanced Micro-Fabrication Equipment, Inc. China	2.1%
Kaori Heat Treatment Co., Ltd.	2.1%
TOTAL	34.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093228 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Fund
Class Name	Institutional Class
Trading Symbol	MIDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.21%*
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.21%	[11]
Net Assets	$ 481,734,883
Holdings Count | Holding	76
Investment Company Portfolio Turnover	25.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$481,734,883
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	25.1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	8.0%
Eternal, Ltd.	7.4%
ICICI Bank, Ltd.	6.1%
Reliance Industries, Ltd.	4.7%
Neuland Laboratories, Ltd.	4.5%
Bajaj Finance, Ltd.	4.2%
Bharti Airtel, Ltd.	4.0%
Shriram Finance, Ltd.	3.2%
Axis Bank, Ltd.	3.2%
Kotak Mahindra Bank, Ltd.	2.3%
TOTAL	47.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
HDFC Bank, Ltd.	8.0%
Eternal, Ltd.	7.4%
ICICI Bank, Ltd.	6.1%
Reliance Industries, Ltd.	4.7%
Neuland Laboratories, Ltd.	4.5%
Bajaj Finance, Ltd.	4.2%
Bharti Airtel, Ltd.	4.0%
Shriram Finance, Ltd.	3.2%
Axis Bank, Ltd.	3.2%
Kotak Mahindra Bank, Ltd.	2.3%
TOTAL	47.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002794 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Fund
Class Name	Investor Class
Trading Symbol	MINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.34%*
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.34%	[12]
Net Assets	$ 481,734,883
Holdings Count | Holding	76
Investment Company Portfolio Turnover	25.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$481,734,883
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	25.1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	8.0%
Eternal, Ltd.	7.4%
ICICI Bank, Ltd.	6.1%
Reliance Industries, Ltd.	4.7%
Neuland Laboratories, Ltd.	4.5%
Bajaj Finance, Ltd.	4.2%
Bharti Airtel, Ltd.	4.0%
Shriram Finance, Ltd.	3.2%
Axis Bank, Ltd.	3.2%
Kotak Mahindra Bank, Ltd.	2.3%
TOTAL	47.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
HDFC Bank, Ltd.	8.0%
Eternal, Ltd.	7.4%
ICICI Bank, Ltd.	6.1%
Reliance Industries, Ltd.	4.7%
Neuland Laboratories, Ltd.	4.5%
Bajaj Finance, Ltd.	4.2%
Bharti Airtel, Ltd.	4.0%
Shriram Finance, Ltd.	3.2%
Axis Bank, Ltd.	3.2%
Kotak Mahindra Bank, Ltd.	2.3%
TOTAL	47.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000038018 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Fund
Class Name	Investor Class
Trading Symbol	MAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.17%*
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%	[13]
Net Assets	$ 700,909,821
Holdings Count | Holding	64
Investment Company Portfolio Turnover	11.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$700,909,821
Total number of portfolio holdings	64
Portfolio turnover rate for the reporting period	11.6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.9%
Samsung Electronics Co., Ltd.	8.4%
Tokyo Electron, Ltd.	3.4%
Mitsubishi UFJ Financial Group, Inc.	2.9%
Hana Financial Group, Inc.	2.6%
ORIX Corp.	2.5%
SK, Inc.	2.4%
DBS Group Holdings, Ltd.	2.3%
Sumitomo Corp.	2.2%
Tencent Holdings, Ltd.	2.1%
TOTAL	42.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.9%
Samsung Electronics Co., Ltd.	8.4%
Tokyo Electron, Ltd.	3.4%
Mitsubishi UFJ Financial Group, Inc.	2.9%
Hana Financial Group, Inc.	2.6%
ORIX Corp.	2.5%
SK, Inc.	2.4%
DBS Group Holdings, Ltd.	2.3%
Sumitomo Corp.	2.2%
Tencent Holdings, Ltd.	2.1%
TOTAL	42.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093229 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Fund
Class Name	Institutional Class
Trading Symbol	MIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.09%*
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%	[14]
Net Assets	$ 700,909,821
Holdings Count | Holding	64
Investment Company Portfolio Turnover	11.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$700,909,821
Total number of portfolio holdings	64
Portfolio turnover rate for the reporting period	11.6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.9%
Samsung Electronics Co., Ltd.	8.4%
Tokyo Electron, Ltd.	3.4%
Mitsubishi UFJ Financial Group, Inc.	2.9%
Hana Financial Group, Inc.	2.6%
ORIX Corp.	2.5%
SK, Inc.	2.4%
DBS Group Holdings, Ltd.	2.3%
Sumitomo Corp.	2.2%
Tencent Holdings, Ltd.	2.1%
TOTAL	42.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.9%
Samsung Electronics Co., Ltd.	8.4%
Tokyo Electron, Ltd.	3.4%
Mitsubishi UFJ Financial Group, Inc.	2.9%
Hana Financial Group, Inc.	2.6%
ORIX Corp.	2.5%
SK, Inc.	2.4%
DBS Group Holdings, Ltd.	2.3%
Sumitomo Corp.	2.2%
Tencent Holdings, Ltd.	2.1%
TOTAL	42.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093230 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Small Companies Fund
Class Name	Institutional Class
Trading Symbol	MISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.16%*
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.16%	[15]
Net Assets	$ 438,443,792
Holdings Count | Holding	78
Investment Company Portfolio Turnover	23.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$438,443,792
Total number of portfolio holdings	78
Portfolio turnover rate for the reporting period	23.2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	4.4%
Eugene Technology Co., Ltd.	4.2%
Elite Material Co., Ltd.	3.6%
Hugel, Inc.	3.4%
Legend Biotech Corp.	3.1%
Gold Circuit Electronics, Ltd.	2.9%
Cartrade Tech, Ltd.	2.9%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2.5%
Radico Khaitan, Ltd.	2.4%
HD Hyundai Co., Ltd.	2.2%
TOTAL	31.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Bandhan Bank, Ltd.	4.4%
Eugene Technology Co., Ltd.	4.2%
Elite Material Co., Ltd.	3.6%
Hugel, Inc.	3.4%
Legend Biotech Corp.	3.1%
Gold Circuit Electronics, Ltd.	2.9%
Cartrade Tech, Ltd.	2.9%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2.5%
Radico Khaitan, Ltd.	2.4%
HD Hyundai Co., Ltd.	2.2%
TOTAL	31.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000068052 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Small Companies Fund
Class Name	Investor Class
Trading Symbol	MSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	1.35%*
*	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.35%	[16]
Net Assets	$ 438,443,792
Holdings Count | Holding	78
Investment Company Portfolio Turnover	23.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$438,443,792
Total number of portfolio holdings	78
Portfolio turnover rate for the reporting period	23.2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	4.4%
Eugene Technology Co., Ltd.	4.2%
Elite Material Co., Ltd.	3.6%
Hugel, Inc.	3.4%
Legend Biotech Corp.	3.1%
Gold Circuit Electronics, Ltd.	2.9%
Cartrade Tech, Ltd.	2.9%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2.5%
Radico Khaitan, Ltd.	2.4%
HD Hyundai Co., Ltd.	2.2%
TOTAL	31.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Bandhan Bank, Ltd.	4.4%
Eugene Technology Co., Ltd.	4.2%
Elite Material Co., Ltd.	3.6%
Hugel, Inc.	3.4%
Legend Biotech Corp.	3.1%
Gold Circuit Electronics, Ltd.	2.9%
Cartrade Tech, Ltd.	2.9%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2.5%
Radico Khaitan, Ltd.	2.4%
HD Hyundai Co., Ltd.	2.2%
TOTAL	31.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000101279 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Innovators Fund
Class Name	Investor Class
Trading Symbol	MCSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Innovators Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	1.50%*
*	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.50%	[17]
Net Assets	$ 109,501,385
Holdings Count | Holding	46
Investment Company Portfolio Turnover	93.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$109,501,385
Total number of portfolio holdings	46
Portfolio turnover rate for the reporting period	93.4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Jiangsu Boqian New Materials Stock Co., Ltd.	7.0%
ACM Research, Inc.	5.7%
Acter Technology Integration Group Co., Ltd.	5.6%
Kingboard Laminates Holdings, Ltd.	4.9%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.9%
Beijing Huafeng Test & Control Technology Co., Ltd.	3.8%
ASMPT, Ltd.	3.8%
Wuxi NCE Power Co., Ltd.	3.5%
Hongfa Technology Co., Ltd.	3.3%
Time Interconnect Technology, Ltd.	3.2%
TOTAL	44.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Jiangsu Boqian New Materials Stock Co., Ltd.	7.0%
ACM Research, Inc.	5.7%
Acter Technology Integration Group Co., Ltd.	5.6%
Kingboard Laminates Holdings, Ltd.	4.9%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.9%
Beijing Huafeng Test & Control Technology Co., Ltd.	3.8%
ASMPT, Ltd.	3.8%
Wuxi NCE Power Co., Ltd.	3.5%
Hongfa Technology Co., Ltd.	3.3%
Time Interconnect Technology, Ltd.	3.2%
TOTAL	44.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000195803 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Innovators Fund
Class Name	Institutional Class
Trading Symbol	MICHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Innovators Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	1.32%*
*	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.32%	[18]
Net Assets	$ 109,501,385
Holdings Count | Holding	46
Investment Company Portfolio Turnover	93.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$109,501,385
Total number of portfolio holdings	46
Portfolio turnover rate for the reporting period	93.4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Jiangsu Boqian New Materials Stock Co., Ltd.	7.0%
ACM Research, Inc.	5.7%
Acter Technology Integration Group Co., Ltd.	5.6%
Kingboard Laminates Holdings, Ltd.	4.9%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.9%
Beijing Huafeng Test & Control Technology Co., Ltd.	3.8%
ASMPT, Ltd.	3.8%
Wuxi NCE Power Co., Ltd.	3.5%
Hongfa Technology Co., Ltd.	3.3%
Time Interconnect Technology, Ltd.	3.2%
TOTAL	44.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Jiangsu Boqian New Materials Stock Co., Ltd.	7.0%
ACM Research, Inc.	5.7%
Acter Technology Integration Group Co., Ltd.	5.6%
Kingboard Laminates Holdings, Ltd.	4.9%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.9%
Beijing Huafeng Test & Control Technology Co., Ltd.	3.8%
ASMPT, Ltd.	3.8%
Wuxi NCE Power Co., Ltd.	3.5%
Hongfa Technology Co., Ltd.	3.3%
Time Interconnect Technology, Ltd.	3.2%
TOTAL	44.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000154926 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Fund
Class Name	Institutional Class
Trading Symbol	MISFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	1.16%*
*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.16%	[19]
Net Assets	$ 350,850,393
Holdings Count | Holding	58
Investment Company Portfolio Turnover	19.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$350,850,393
Total number of portfolio holdings	58
Portfolio turnover rate for the reporting period	19.4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
SK Square Co., Ltd.	9.5%
Samsung Electronics Co., Ltd.	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
Micron Technology, Inc.	4.8%
Elite Material Co., Ltd.	4.7%
Eugene Technology Co., Ltd.	4.4%
Bandhan Bank, Ltd.	4.1%
Marico, Ltd.	3.0%
HD Hyundai Electric Co., Ltd.	2.6%
Contemporary Amperex Technology Co., Ltd.	2.3%
TOTAL	50.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
SK Square Co., Ltd.	9.5%
Samsung Electronics Co., Ltd.	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
Micron Technology, Inc.	4.8%
Elite Material Co., Ltd.	4.7%
Eugene Technology Co., Ltd.	4.4%
Bandhan Bank, Ltd.	4.1%
Marico, Ltd.	3.0%
HD Hyundai Electric Co., Ltd.	2.6%
Contemporary Amperex Technology Co., Ltd.	2.3%
TOTAL	50.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000154925 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Fund
Class Name	Investor Class
Trading Symbol	MASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.33%*
*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.33%	[20]
Net Assets	$ 350,850,393
Holdings Count | Holding	58
Investment Company Portfolio Turnover	19.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$350,850,393
Total number of portfolio holdings	58
Portfolio turnover rate for the reporting period	19.4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
SK Square Co., Ltd.	9.5%
Samsung Electronics Co., Ltd.	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
Micron Technology, Inc.	4.8%
Elite Material Co., Ltd.	4.7%
Eugene Technology Co., Ltd.	4.4%
Bandhan Bank, Ltd.	4.1%
Marico, Ltd.	3.0%
HD Hyundai Electric Co., Ltd.	2.6%
Contemporary Amperex Technology Co., Ltd.	2.3%
TOTAL	50.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
SK Square Co., Ltd.	9.5%
Samsung Electronics Co., Ltd.	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
Micron Technology, Inc.	4.8%
Elite Material Co., Ltd.	4.7%
Eugene Technology Co., Ltd.	4.4%
Bandhan Bank, Ltd.	4.1%
Marico, Ltd.	3.0%
HD Hyundai Electric Co., Ltd.	2.6%
Contemporary Amperex Technology Co., Ltd.	2.3%
TOTAL	50.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000219129 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	MEGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.09%*
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.09%	[21]
Net Assets	$ 333,179,583
Holdings Count | Holding	74
Investment Company Portfolio Turnover	32.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$333,179,583
Total number of portfolio holdings	74
Portfolio turnover rate for the reporting period	32.1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	5.5%
SK Square Co., Ltd.	4.9%
Samsung Electro-Mechanics Co., Ltd.	3.2%
MediaTek, Inc.	3.2%
Tencent Holdings, Ltd.	2.5%
Itau Unibanco Holding SA	2.3%
Elite Material Co., Ltd.	2.1%
Samsung Fire & Marine Insurance Co., Ltd.	2.1%
TOTAL	50.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	5.5%
SK Square Co., Ltd.	4.9%
Samsung Electro-Mechanics Co., Ltd.	3.2%
MediaTek, Inc.	3.2%
Tencent Holdings, Ltd.	2.5%
Itau Unibanco Holding SA	2.3%
Elite Material Co., Ltd.	2.1%
Samsung Fire & Marine Insurance Co., Ltd.	2.1%
TOTAL	50.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000219130 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	MIEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.91%*
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.91%	[22]
Net Assets	$ 333,179,583
Holdings Count | Holding	74
Investment Company Portfolio Turnover	32.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$333,179,583
Total number of portfolio holdings	74
Portfolio turnover rate for the reporting period	32.1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	5.5%
SK Square Co., Ltd.	4.9%
Samsung Electro-Mechanics Co., Ltd.	3.2%
MediaTek, Inc.	3.2%
Tencent Holdings, Ltd.	2.5%
Itau Unibanco Holding SA	2.3%
Elite Material Co., Ltd.	2.1%
Samsung Fire & Marine Insurance Co., Ltd.	2.1%
TOTAL	50.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	5.5%
SK Square Co., Ltd.	4.9%
Samsung Electro-Mechanics Co., Ltd.	3.2%
MediaTek, Inc.	3.2%
Tencent Holdings, Ltd.	2.5%
Itau Unibanco Holding SA	2.3%
Elite Material Co., Ltd.	2.1%
Samsung Fire & Marine Insurance Co., Ltd.	2.1%
TOTAL	50.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000236790 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Active ETF
Class Name	Matthews Emerging Markets Equity Active ETF
Trading Symbol	MEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Equity Active ETF	$45	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%	[23]
Net Assets	$ 55,606,582
Holdings Count | Holding	72
Investment Company Portfolio Turnover	37.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$55,606,582
Total number of portfolio holdings	72
Portfolio turnover rate for the reporting period	37.4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	6.7%
SK Square Co., Ltd.	4.8%
SK Hynix, Inc.	4.5%
Samsung Electro-Mechanics Co., Ltd.	3.2%
Tencent Holdings, Ltd.	2.4%
Itau Unibanco Holding SA	2.3%
Alibaba Group Holding, Ltd.	2.3%
Korea Investment Holdings Co., Ltd.	2.1%
Elite Material Co., Ltd.	2.1%
TOTAL	45.2%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	6.7%
SK Square Co., Ltd.	4.8%
SK Hynix, Inc.	4.5%
Samsung Electro-Mechanics Co., Ltd.	3.2%
Tencent Holdings, Ltd.	2.4%
Itau Unibanco Holding SA	2.3%
Alibaba Group Holding, Ltd.	2.3%
Korea Investment Holdings Co., Ltd.	2.1%
Elite Material Co., Ltd.	2.1%
TOTAL	45.2%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000236791 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Active ETF
Class Name	Matthews Asia Innovators Active ETF
Trading Symbol	MINV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Innovators Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Innovators Active ETF	$56	0.87%*
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.87%	[24]
Net Assets	$ 185,946,422
Holdings Count | Holding	66
Investment Company Portfolio Turnover	96.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$185,946,422
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	96.8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Samsung Electronics Co., Ltd.	6.4%
Samsung Electro-Mechanics Co., Ltd.	5.3%
SK Hynix, Inc.	4.8%
United Microelectronics Corp.	3.2%
MTAR Technologies, Ltd.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
NAURA Technology Group Co., Ltd.	2.5%
Unimicron Technology Corp.	2.5%
WNC Corp.	2.3%
Advanced Micro-Fabrication Equipment, Inc. China	2.2%
TOTAL	35.0%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Samsung Electronics Co., Ltd.	6.4%
Samsung Electro-Mechanics Co., Ltd.	5.3%
SK Hynix, Inc.	4.8%
United Microelectronics Corp.	3.2%
MTAR Technologies, Ltd.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
NAURA Technology Group Co., Ltd.	2.5%
Unimicron Technology Corp.	2.5%
WNC Corp.	2.3%
Advanced Micro-Fabrication Equipment, Inc. China	2.2%
TOTAL	35.0%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000236792 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Active ETF
Class Name	Matthews China Active ETF
Trading Symbol	MCH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Active ETF	$40	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[25]
Net Assets	$ 23,288,716
Holdings Count | Holding	56
Investment Company Portfolio Turnover	50.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$23,288,716
Total number of portfolio holdings	56
Portfolio turnover rate for the reporting period	50.2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Tencent Holdings, Ltd.	12.1%
Alibaba Group Holding, Ltd.	5.4%
Kingboard Holdings, Ltd.	4.7%
Jiangsu Zhongtian Technology Co., Ltd.	4.6%
China International Capital Corp., Ltd.	3.1%
Ping An Insurance Group Co. of China, Ltd.	2.7%
Meituan	2.7%
China Merchants Securities Co., Ltd.	2.6%
China Life Insurance Co., Ltd.	2.5%
Montage Technology Co., Ltd.	2.3%
TOTAL	42.7%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Tencent Holdings, Ltd.	12.1%
Alibaba Group Holding, Ltd.	5.4%
Kingboard Holdings, Ltd.	4.7%
Jiangsu Zhongtian Technology Co., Ltd.	4.6%
China International Capital Corp., Ltd.	3.1%
Ping An Insurance Group Co. of China, Ltd.	2.7%
Meituan	2.7%
China Merchants Securities Co., Ltd.	2.6%
China Life Insurance Co., Ltd.	2.5%
Montage Technology Co., Ltd.	2.3%
TOTAL	42.7%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000240350 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets ex China Active ETF
Class Name	Matthews Emerging Markets ex China Active ETF
Trading Symbol	MEMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets ex China Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets ex China Active ETF	$46	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.80%	[26]
Net Assets	$ 50,300,631
Holdings Count | Holding	71
Investment Company Portfolio Turnover	24.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$50,300,631
Total number of portfolio holdings	71
Portfolio turnover rate for the reporting period	24.4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Samsung Electronics Co., Ltd.	10.8%
SK Hynix, Inc.	5.3%
SK Square Co., Ltd.	3.4%
MediaTek, Inc.	3.2%
Accton Technology Corp.	2.0%
Elite Material Co., Ltd.	2.0%
ASE Technology Holding Co., Ltd.	2.0%
Hon Hai Precision Industry Co., Ltd.	1.4%
Freeport-McMoRan, Inc.	1.4%
TOTAL	44.6%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Samsung Electronics Co., Ltd.	10.8%
SK Hynix, Inc.	5.3%
SK Square Co., Ltd.	3.4%
MediaTek, Inc.	3.2%
Accton Technology Corp.	2.0%
Elite Material Co., Ltd.	2.0%
ASE Technology Holding Co., Ltd.	2.0%
Hon Hai Precision Industry Co., Ltd.	1.4%
Freeport-McMoRan, Inc.	1.4%
TOTAL	44.6%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000241856 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Korea Active ETF
Class Name	Matthews Korea Active ETF
Trading Symbol	MKOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Korea Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Korea Active ETF	$57	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.80%	[27]
Net Assets	$ 149,536,794
Holdings Count | Holding	52
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$149,536,794
Total number of portfolio holdings	52
Portfolio turnover rate for the reporting period	30.0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Samsung Electronics Co., Ltd.	20.2%
SK Hynix, Inc.	4.7%
Samsung Electro-Mechanics Co., Ltd.	4.7%
SK Square Co., Ltd.	4.5%
PSK, Inc.	4.1%
SK, Inc.	3.6%
KB Financial Group, Inc.	2.9%
Samsung C&T Corp.	2.9%
Samsung Electronics Co., Ltd., Pfd.	2.7%
Hana Financial Group, Inc.	2.6%
TOTAL	52.9%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Samsung Electronics Co., Ltd.	20.2%
SK Hynix, Inc.	4.7%
Samsung Electro-Mechanics Co., Ltd.	4.7%
SK Square Co., Ltd.	4.5%
PSK, Inc.	4.1%
SK, Inc.	3.6%
KB Financial Group, Inc.	2.9%
Samsung C&T Corp.	2.9%
Samsung Electronics Co., Ltd., Pfd.	2.7%
Hana Financial Group, Inc.	2.6%
TOTAL	52.9%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245019 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Active ETF
Class Name	Matthews Emerging Markets Sustainable Future Active ETF
Trading Symbol	EMSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Sustainable Future Active ETF	$49	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.80%	[28]
Net Assets	$ 48,033,606
Holdings Count | Holding	58
Investment Company Portfolio Turnover	23.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$48,033,606
Total number of portfolio holdings	58
Portfolio turnover rate for the reporting period	23.3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	9.6%
SK Square Co., Ltd.	9.0%
Samsung Electronics Co., Ltd.	7.7%
Micron Technology, Inc.	5.9%
Elite Material Co., Ltd.	4.9%
Eugene Technology Co., Ltd.	4.5%
Bandhan Bank, Ltd.	3.9%
Marico, Ltd.	2.9%
HD Hyundai Electric Co., Ltd.	2.5%
Lam Research Corp.	2.3%
TOTAL	53.2%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	9.6%
SK Square Co., Ltd.	9.0%
Samsung Electronics Co., Ltd.	7.7%
Micron Technology, Inc.	5.9%
Elite Material Co., Ltd.	4.9%
Eugene Technology Co., Ltd.	4.5%
Bandhan Bank, Ltd.	3.9%
Marico, Ltd.	2.9%
HD Hyundai Electric Co., Ltd.	2.5%
Lam Research Corp.	2.3%
TOTAL	53.2%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245020 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Active ETF
Class Name	Matthews Pacific Tiger Active ETF
Trading Symbol	ASIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Pacific Tiger Active ETF	$46	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.80%	[29]
Net Assets	$ 55,972,552
Holdings Count | Holding	68
Investment Company Portfolio Turnover	75.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$55,972,552
Total number of portfolio holdings	68
Portfolio turnover rate for the reporting period	75.1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	13.0%
Samsung Electronics Co., Ltd.	11.2%
SK Hynix, Inc.	4.6%
SK Square Co., Ltd.	3.9%
DBS Group Holdings, Ltd.	2.9%
NAURA Technology Group Co., Ltd.	2.6%
Elite Material Co., Ltd.	2.4%
Delta Electronics, Inc.	2.4%
Tencent Holdings, Ltd.	2.2%
China Construction Bank Corp.	2.2%
TOTAL	47.4%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	13.0%
Samsung Electronics Co., Ltd.	11.2%
SK Hynix, Inc.	4.6%
SK Square Co., Ltd.	3.9%
DBS Group Holdings, Ltd.	2.9%
NAURA Technology Group Co., Ltd.	2.6%
Elite Material Co., Ltd.	2.4%
Delta Electronics, Inc.	2.4%
Tencent Holdings, Ltd.	2.2%
China Construction Bank Corp.	2.2%
TOTAL	47.4%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245021 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Active ETF
Class Name	Matthews India Active ETF
Trading Symbol	INDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews India Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews India Active ETF	$39	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[30]
Net Assets	$ 14,056,047
Holdings Count | Holding	69
Investment Company Portfolio Turnover	28.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$14,056,047
Total number of portfolio holdings	69
Portfolio turnover rate for the reporting period	28.4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Thanga Mayil Jewellery, Ltd.	7.5%
HDFC Bank, Ltd.	7.2%
Eternal, Ltd.	6.6%
ICICI Bank, Ltd.	5.7%
Neuland Laboratories, Ltd.	3.9%
Bajaj Finance, Ltd.	3.7%
Shriram Finance, Ltd.	3.6%
Bharti Airtel, Ltd.	3.2%
Axis Bank, Ltd.	3.1%
Reliance Industries, Ltd.	3.0%
TOTAL	47.5%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Thanga Mayil Jewellery, Ltd.	7.5%
HDFC Bank, Ltd.	7.2%
Eternal, Ltd.	6.6%
ICICI Bank, Ltd.	5.7%
Neuland Laboratories, Ltd.	3.9%
Bajaj Finance, Ltd.	3.7%
Shriram Finance, Ltd.	3.6%
Bharti Airtel, Ltd.	3.2%
Axis Bank, Ltd.	3.1%
Reliance Industries, Ltd.	3.0%
TOTAL	47.5%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245022 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Active ETF
Class Name	Matthews Japan Active ETF
Trading Symbol	JPAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Japan Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Japan Active ETF	$43	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[31]
Net Assets	$ 9,993,860
Holdings Count | Holding	52
Investment Company Portfolio Turnover	60.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$9,993,860
Total number of portfolio holdings	52
Portfolio turnover rate for the reporting period	60.4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Tokyo Electron, Ltd.	6.2%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Advantest Corp.	3.8%
Recruit Holdings Co., Ltd.	3.3%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Sony Group Corp.	3.0%
Hitachi, Ltd.	3.0%
Shin-Etsu Chemical Co., Ltd.	2.9%
Panasonic Holdings Corp.	2.9%
Kioxia Holdings Corp.	2.8%
TOTAL	35.9%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Tokyo Electron, Ltd.	6.2%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Advantest Corp.	3.8%
Recruit Holdings Co., Ltd.	3.3%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Sony Group Corp.	3.0%
Hitachi, Ltd.	3.0%
Shin-Etsu Chemical Co., Ltd.	2.9%
Panasonic Holdings Corp.	2.9%
Kioxia Holdings Corp.	2.8%
TOTAL	35.9%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245023 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Active ETF
Class Name	Matthews Asia Dividend Active ETF
Trading Symbol	ADVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Asia Dividend Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Dividend Active ETF	$43	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[32]
Net Assets	$ 9,129,769
Holdings Count | Holding	64
Investment Company Portfolio Turnover	24.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$9,129,769
Total number of portfolio holdings	64
Portfolio turnover rate for the reporting period	24.1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	13.7%
Samsung Electronics Co., Ltd.	8.1%
Singapore Telecommunications, Ltd.	4.2%
Tokyo Electron, Ltd.	3.6%
Hana Financial Group, Inc.	2.9%
Mitsubishi UFJ Financial Group, Inc.	2.7%
SK, Inc.	2.2%
DBS Group Holdings, Ltd.	2.2%
Sumitomo Corp.	2.1%
Rio Tinto, Ltd.	2.1%
TOTAL	43.8%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	13.7%
Samsung Electronics Co., Ltd.	8.1%
Singapore Telecommunications, Ltd.	4.2%
Tokyo Electron, Ltd.	3.6%
Hana Financial Group, Inc.	2.9%
Mitsubishi UFJ Financial Group, Inc.	2.7%
SK, Inc.	2.2%
DBS Group Holdings, Ltd.	2.2%
Sumitomo Corp.	2.1%
Rio Tinto, Ltd.	2.1%
TOTAL	43.8%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000247849 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Discovery Active ETF
Class Name	Matthews Emerging Markets Discovery Active ETF
Trading Symbol	MEMS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews Emerging Markets Discovery Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Discovery Active ETF	$50	0.90%*
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[33]
Net Assets	$ 22,622,895
Holdings Count | Holding	78
Investment Company Portfolio Turnover	27.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$22,622,895
Total number of portfolio holdings	78
Portfolio turnover rate for the reporting period	27.2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Bandhan Bank, Ltd.	4.1%
Eugene Technology Co., Ltd.	4.0%
Elite Material Co., Ltd.	3.7%
Legend Biotech Corp.	3.2%
Hugel, Inc.	3.1%
Gold Circuit Electronics, Ltd.	2.8%
Cartrade Tech, Ltd.	2.7%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2.4%
Radico Khaitan, Ltd.	2.3%
ASPEED Technology, Inc.	2.3%
TOTAL	30.6%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Bandhan Bank, Ltd.	4.1%
Eugene Technology Co., Ltd.	4.0%
Elite Material Co., Ltd.	3.7%
Legend Biotech Corp.	3.2%
Hugel, Inc.	3.1%
Gold Circuit Electronics, Ltd.	2.8%
Cartrade Tech, Ltd.	2.7%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2.4%
Radico Khaitan, Ltd.	2.3%
ASPEED Technology, Inc.	2.3%
TOTAL	30.6%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000247850 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Innovators Active ETF
Class Name	Matthews China Innovators Active ETF
Trading Symbol	MCHS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matthews China Innovators Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Innovators Active ETF	$58	0.90%*
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.90%	[34]
Net Assets	$ 24,917,493
Holdings Count | Holding	51
Investment Company Portfolio Turnover	94.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$24,917,493
Total number of portfolio holdings	51
Portfolio turnover rate for the reporting period	94.5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Jiangsu Boqian New Materials Stock Co., Ltd.	7.0%
Kingboard Laminates Holdings, Ltd.	5.8%
Beijing Huafeng Test & Control Technology Co., Ltd.	5.2%
Advanced Micro-Fabrication Equipment, Inc. China	5.1%
Yantai Jereh Oilfield Services Group Co., Ltd.	5.0%
Acter Technology Integration Group Co., Ltd.	4.3%
ASMPT, Ltd.	4.0%
Shenzhen Megmeet Electrical Co., Ltd.	3.7%
Neway Valve Suzhou Co., Ltd.	3.1%
Wasion Holdings, Ltd.	3.0%
TOTAL	46.2%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Jiangsu Boqian New Materials Stock Co., Ltd.	7.0%
Kingboard Laminates Holdings, Ltd.	5.8%
Beijing Huafeng Test & Control Technology Co., Ltd.	5.2%
Advanced Micro-Fabrication Equipment, Inc. China	5.1%
Yantai Jereh Oilfield Services Group Co., Ltd.	5.0%
Acter Technology Integration Group Co., Ltd.	4.3%
ASMPT, Ltd.	4.0%
Shenzhen Megmeet Electrical Co., Ltd.	3.7%
Neway Valve Suzhou Co., Ltd.	3.1%
Wasion Holdings, Ltd.	3.0%
TOTAL	46.2%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

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